Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Assets:
Total assets	¥ 292,570,296	¥ 280,886,326	¥ 253,661,077
LIABILITIES AND EQUITY
Total liabilities	277,722,029	265,604,985
Total shareholders' equity	14,270,625	14,679,065
Total liabilities and equity	292,570,296	280,886,326
MUFG [Member]
Assets:
Cash and interest-earning deposits with banking subsidiaries	160,468	71,675
Investments in subsidiaries and affiliated companies	16,107,148	16,651,467
Investments in subsidiaries and affiliated companies, Banking subsidiaries	12,415,806	12,653,292
Investments in subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	3,691,342	3,998,175
Loans to subsidiaries	1,586,400	190,000
Loans to subsidiaries, Banking subsidiaries	1,490,400	150,000
Loans to subsidiaries, Non-banking subsidiaries	96,000	40,000
Other assets	88,259	167,628
Total assets	17,942,275	17,080,770
LIABILITIES AND EQUITY
Short-term borrowings from banking subsidiaries	1,703,001	1,824,448
Long-term debt from non-banking subsidiaries and affiliated companies	258,790	254,438
Long-term debt	1,585,472	190,057
Other liabilities	124,387	132,762
Total liabilities	3,671,650	2,401,705
Total shareholders' equity	14,270,625	14,679,065
Total liabilities and equity	¥ 17,942,275	¥ 17,080,770